As filed with the Securities and Exchange Commission on March 22, 2021

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,451	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,451	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE SMITH, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On March 30, 2021, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,451 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until March 30, 2021, the effectiveness of the registration statement for the iShares Cloud and 5G Multisector ETF (the “Fund”), filed in Post-Effective Amendment No. 2,423 on October 29, 2020, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2,434	January 11, 2021	February 10, 2021
2,438	February 9, 2021	March 2, 2021
2,443	March 1, 2021	March 5, 2021
2,447	March 4, 2021	March 9, 2021
2,448	March 8, 2021	March 16, 2021
2,449	March 15, 2021	March 23, 2021

This Post-Effective Amendment No. 2,451 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,423.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,451 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 22nd day of March, 2021.

iSHARES TRUST

By:
Armando Senra*
President

Date: March 22, 2021

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,451 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: March 22, 2021
John E. Martinez*
Trustee

Date: March 22, 2021
Cecilia H. Herbert*
Trustee

Date: March 22, 2021
John E. Kerrigan*
Trustee

Date: March 22, 2021
Robert S. Kapito*
Trustee

Date: March 22, 2021

Madhav V. Rajan*
Trustee

Date: March 22, 2021
Jane D. Carlin*
Trustee

Date: March 22, 2021
Drew E. Lawton*
Trustee

Date: March 22, 2021
Richard L. Fagnani*
Trustee

Date: March 22, 2021
/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: March 22, 2021
*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: March 22, 2021

*

Powers of Attorney, each dated January 1, 2020, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E.  Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,257, filed January 9, 2020.